VictoryShares Pioneer Active Credit ETF Expense Example - VictoryShares Pioneer Active Credit ETF - VictoryShares Pioneer Active Credit ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	$ 238